SUBSEQUENT EVENTS (Details Narrative)																				12 Months Ended
	Mar. 12, 2026 shares	Mar. 10, 2026 shares	Feb. 27, 2026 USD ($) $ / shares shares	Feb. 11, 2026 USD ($)	Dec. 05, 2025 $ / shares shares	Dec. 02, 2025 $ / shares	Nov. 21, 2025 USD ($)	Nov. 11, 2025 USD ($)	Nov. 11, 2025 CNY (¥)	Oct. 30, 2025 shares	Oct. 20, 2025 USD ($)	Oct. 16, 2025 USD ($)	Sep. 30, 2025 USD ($) Integer shares	Sep. 29, 2025 shares	Aug. 31, 2025	Aug. 22, 2025 USD ($)	Aug. 01, 2025 USD ($) shares	Apr. 22, 2025 USD ($)	Oct. 03, 2024 USD ($)	Sep. 30, 2025 USD ($) Integer shares	Mar. 05, 2026 $ / shares shares	Mar. 04, 2026 shares	Feb. 13, 2026 USD ($)	Dec. 31, 2025 USD ($) Integer shares	Dec. 24, 2025 shares	Dec. 12, 2025 USD ($) Integer	Dec. 04, 2025 shares	Dec. 12, 2024 USD ($)	Sep. 30, 2024 USD ($) shares	Aug. 20, 2024 USD ($)
Subsequent Event [Line Items]
Principal amount																												$ 10,000,000		$ 1,300,000
Acquisition of subsidiary, shares | shares													184,167	3,683,333						184,167
Payments to Acquire Businesses, Gross																	$ 179,182	$ 98
Common Stock issued for cash, shares | shares										8,333,333							3,683,333			1,459,388
Common stock, par value | $ / shares					$ 0.00001
Monetary damages awarded value																			$ 1,041,216
Judgments in amount																a judgment by default was entered against the Company in the amount of $58,920.34. Counsel for Plaintiffs/Judgment Creditors, Kevin J. Conner, J. Chris Jones, Nobuki Kurita, and David Robson (collectively, “Plaintiffs”) subsequently filed a motion with the court to amend the total amount of the judgment. On November 21, 2025, the Court entered an order amending the judgment nunc pro tunc, increasing the aggregate awards to all Plaintiffs to $222,062.28, including the prejudgment interest and costs
Reverse stock split					1-for-20 reverse stock split	1-for-20 reverse stock split														1-for-20 reverse stock split
Reverse stock splits, shares | shares													196,514,084							196,514,084
Common stock, shares issued | shares													9,825,704							9,825,704				15,483,392					248,912
Common stock, shares outstanding | shares													9,825,704							9,825,704				15,483,392					248,912
Crypto assets, number of units | Integer													500							500				730
Cost of crypto asset													$ 55,000,000							$ 55,000,000				$ 63,978,821
Cash and Carrying value													$ 11,893,318							$ 11,893,318				$ 157					$ 4,548,035
Kim Litigation [Member]
Subsequent Event [Line Items]
Monetary damages sought value																			$ 1,041,216
Ex-Directors Lawsuit [Member]
Subsequent Event [Line Items]
Monetary damages awarded value																$ 58,920.34
Ex Directors [Member]
Subsequent Event [Line Items]
Judgments in amount															On August 22, 2025, a judgment by default was entered against the Company in the amount of $58,920.34. Counsel for Plaintiffs/Judgment Creditors, Kevin J. Connor, J. Chris Jones, Nobuki Kurita, and David Robson (collectively, “Plaintiffs”) subsequently filed a motion with the court to amend the total amount of the judgment. On November 21, 2025, the Court entered an order amending the judgment nunc pro tunc, increasing the aggregate awards to all Plaintiffs to $222,062.28, including the prejudgment interest and costs.	On August 22, 2025, a judgment by default was entered against the Company in the amount of $58,920.34. Counsel for Plaintiffs/Judgment Creditors, Kevin J. Connor, J. Chris Jones, Nobuki Kurita, and David Robson (collectively, “Plaintiffs”) subsequently filed a motion with the court to amend the total amount of the judgment. On November 21, 2025, the Court entered an order amending the judgment nunc pro tunc, increasing the aggregate awards to all Plaintiffs to $222,062.28, including the prejudgment interest and costs.
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock issued for cash, shares | shares										8,333,333
Common stock, par value | $ / shares					$ 0.00001	$ 0.00001															$ 0.00001
Common stock shares, authorized | shares																					2,000,000,000	600,000,000
Reverse stock split					1-for-20 reverse stock split	1-for-20 reverse stock split
Common stock, shares issued | shares					9,825,704																						196,514,084
Common stock, shares outstanding | shares					9,825,704																						196,514,084
Total consideration												$ 12,963,548
Payment refund								$ 1,404,745	¥ 10,001,000
Subsequent Event [Member] | Ex-Directors Lawsuit [Member]
Subsequent Event [Line Items]
Increase in monetary damages awarded value							$ 222,062.28
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Common stock shares, authorized | shares																									600,000,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Common stock shares, authorized | shares																									2,000,000,000
Subsequent Event [Member] | D Z R Tech Limited [Member]
Subsequent Event [Line Items]
Acquisition of subsidiary, shares | shares			100
Business Combination, Voting Equity Interest Acquired, Percentage			100.00%
Payments to Acquire Businesses, Gross			$ 0
Common Stock issued for cash, shares | shares	37,243,948	74,487,896
Common stock, par value | $ / shares			$ 0.00001
Subsequent Event [Member] | Dundas Technology Limited [Member]
Subsequent Event [Line Items]
Common Stock issued for cash, shares | shares	37,243,948
Bitcoin Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Estimated aggregate purchase price											$ 24,610,000
Crypto assets, number of units | Integer																										230
Cost of crypto asset																										$ 24,456,951
Convertible Promissory Note [Member] | Warrant Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount				$ 5,000,000																			$ 1,600,000
Bear interest rate				7.00%
Maturity date				Aug. 12, 2027
Initial Tranche Convertible Promissory Note [Member] | Warrant Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount				$ 1,600,000
Second Tranche Convertible Promissory Note [Member] | Warrant Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount				$ 3,400,000